Shareholder Report	12 Months Ended	68 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB MUNICIPAL INCOME FUND, INC.
Entity Central Index Key	0000798737
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000069624
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Advisor Class
Trading Symbol	ALCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within multi-family housing and private higher education contributed, while selection in the miscellaneous revenue and industry Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,401	$10,318
05/16	$11,040	$10,924
05/17	$11,144	$11,083
05/18	$11,345	$11,207
05/19	$11,887	$11,925
05/20	$12,034	$12,399
05/21	$13,065	$12,986
05/22	$12,238	$12,104
05/23	$12,306	$12,163
05/24	$12,809	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	4.09%	1.44%	2.51%
Advisor Class (with sales charge)	4.09%	1.44%	2.51%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,158,512,886	$ 1,158,512,886
Holdings Count | Holding	402	402
Advisory Fees Paid, Amount	$ 4,587,920
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,158,512,886
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,587,920

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.7%
AA	28.9%
A	21.5%
BBB	15.6%
BB	5.7%
B	0.6%
A-1+	1.5%
SP-1+	3.4%
Pre-refunded	4.6%
Not Rated	11.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028619
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Class A
Trading Symbol	ALCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within multi-family housing and private higher education contributed, while selection in the miscellaneous revenue and industry Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,698	$10,000
05/15	$10,059	$10,318
05/16	$10,650	$10,924
05/17	$10,723	$11,083
05/18	$10,889	$11,207
05/19	$11,384	$11,925
05/20	$11,493	$12,399
05/21	$12,448	$12,986
05/22	$11,630	$12,104
05/23	$11,666	$12,163
05/24	$12,112	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	3.82%	1.19%	2.25%
Class A (with sales charge)	0.70%	0.57%	1.93%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,158,512,886	$ 1,158,512,886
Holdings Count | Holding	402	402
Advisory Fees Paid, Amount	$ 4,587,920
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,158,512,886
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,587,920

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.7%
AA	28.9%
A	21.5%
BBB	15.6%
BB	5.7%
B	0.6%
A-1+	1.5%
SP-1+	3.4%
Pre-refunded	4.6%
Not Rated	11.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028621
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Class C
Trading Symbol	ACACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within multi-family housing and private higher education contributed, while selection in the miscellaneous revenue and industry Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,298	$10,318
05/16	$10,823	$10,924
05/17	$10,806	$11,083
05/18	$10,891	$11,207
05/19	$11,318	$11,925
05/20	$11,334	$12,399
05/21	$12,173	$12,986
05/22	$11,298	$12,104
05/23	$11,237	$12,163
05/24	$11,580	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	3.05%	0.41%	1.48%
Class C (with sales charge)	2.05%	0.41%	1.48%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,158,512,886	$ 1,158,512,886
Holdings Count | Holding	402	402
Advisory Fees Paid, Amount	$ 4,587,920
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,158,512,886
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,587,920

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.7%
AA	28.9%
A	21.5%
BBB	15.6%
BB	5.7%
B	0.6%
A-1+	1.5%
SP-1+	3.4%
Pre-refunded	4.6%
Not Rated	11.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082629
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	ABTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,644	$10,318
05/16	$11,602	$10,924
05/17	$11,763	$11,083
05/18	$12,323	$11,207
05/19	$13,143	$11,925
05/20	$12,827	$12,399
05/21	$14,969	$12,986
05/22	$13,841	$12,104
05/23	$13,368	$12,163
05/24	$13,887	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	3.88%	1.04%	3.34%
Advisor Class (with sales charge)	3.88%	1.04%	3.34%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,790,140,470	$ 2,790,140,470
Holdings Count | Holding	812	812
Advisory Fees Paid, Amount	$ 13,917,267
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082627
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class A
Trading Symbol	ABTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTHX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTHX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,701	$10,000
05/15	$10,296	$10,318
05/16	$11,204	$10,924
05/17	$11,331	$11,083
05/18	$11,841	$11,207
05/19	$12,589	$11,925
05/20	$12,253	$12,399
05/21	$14,263	$12,986
05/22	$13,167	$12,104
05/23	$12,686	$12,163
05/24	$13,145	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	3.62%	0.81%	3.08%
Class A (with sales charge)	0.55%	0.19%	2.77%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,790,140,470	$ 2,790,140,470
Holdings Count | Holding	812	812
Advisory Fees Paid, Amount	$ 13,917,267
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082628
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class C
Trading Symbol	ABTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.95%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,538	$10,318
05/16	$11,373	$10,924
05/17	$11,416	$11,083
05/18	$11,851	$11,207
05/19	$12,514	$11,925
05/20	$12,082	$12,399
05/21	$13,959	$12,986
05/22	$12,778	$12,104
05/23	$12,218	$12,163
05/24	$12,565	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	2.84%	0.03%	2.31%
Class C (with sales charge)	1.84%	0.03%	2.31%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,790,140,470	$ 2,790,140,470
Holdings Count | Holding	812	812
Advisory Fees Paid, Amount	$ 13,917,267
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000206561
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class Z
Trading Symbol	ABTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,232	$11,151

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/28/18
Class Z (without sales charge)	3.78%	1.05%	2.07%
Class Z (with sales charge)	3.78%	1.05%	2.07%
Bloomberg Municipal Bond Index	2.67%	0.93%	1.94%

Performance Inception Date		Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,790,140,470	$ 2,790,140,470
Holdings Count | Holding	812	812
Advisory Fees Paid, Amount	$ 13,917,267
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000069625
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Advisor Class
Trading Symbol	ALTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within special tax and multi-family housing contributed, while selection within senior living and industry Industrial Development Revenue (“IDR") detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, credit default swaps and municipal market data rate locks which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,350	$10,318
05/16	$11,033	$10,924
05/17	$11,171	$11,083
05/18	$11,364	$11,207
05/19	$11,958	$11,925
05/20	$12,114	$12,399
05/21	$13,116	$12,986
05/22	$12,300	$12,104
05/23	$12,245	$12,163
05/24	$12,677	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	3.53%	1.12%	2.40%
Advisor Class (with sales charge)	3.53%	1.12%	2.40%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,848,707,128	$ 1,848,707,128
Holdings Count | Holding	694	694
Advisory Fees Paid, Amount	$ 7,415,878
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,848,707,128
# of Portfolio Holdings	694
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,415,878

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	35.7%
A	26.9%
BBB	11.3%
BB	4.8%
B	0.4%
CCC	0.1%
D	0.1%
A-1+	0.3%
SP-1+	0.4%
SP-1	0.1%
Pre-refunded	1.0%
Not Rated	10.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028628
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Class A
Trading Symbol	ALTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTHX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTHX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within special tax and multi-family housing contributed, while selection within senior living and industry Industrial Development Revenue (“IDR") detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, credit default swaps and municipal market data rate locks which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,697	$10,000
05/15	$9,998	$10,318
05/16	$10,642	$10,924
05/17	$10,748	$11,083
05/18	$10,907	$11,207
05/19	$11,451	$11,925
05/20	$11,569	$12,399
05/21	$12,495	$12,986
05/22	$11,688	$12,104
05/23	$11,607	$12,163
05/24	$11,986	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	3.27%	0.87%	2.14%
Class A (with sales charge)	0.21%	0.26%	1.83%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,848,707,128	$ 1,848,707,128
Holdings Count | Holding	694	694
Advisory Fees Paid, Amount	$ 7,415,878
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,848,707,128
# of Portfolio Holdings	694
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,415,878

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	35.7%
A	26.9%
BBB	11.3%
BB	4.8%
B	0.4%
CCC	0.1%
D	0.1%
A-1+	0.3%
SP-1+	0.4%
SP-1	0.1%
Pre-refunded	1.0%
Not Rated	10.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028630
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Class C
Trading Symbol	ALNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within special tax and multi-family housing contributed, while selection within senior living and industry Industrial Development Revenue (“IDR") detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, credit default swaps and municipal market data rate locks which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,238	$10,318
05/16	$10,817	$10,924
05/17	$10,843	$11,083
05/18	$10,921	$11,207
05/19	$11,388	$11,925
05/20	$11,413	$12,399
05/21	$12,235	$12,986
05/22	$11,358	$12,104
05/23	$11,194	$12,163
05/24	$11,474	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	2.50%	0.12%	1.38%
Class C (with sales charge)	1.50%	0.12%	1.38%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,848,707,128	$ 1,848,707,128
Holdings Count | Holding	694	694
Advisory Fees Paid, Amount	$ 7,415,878
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,848,707,128
# of Portfolio Holdings	694
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,415,878

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	35.7%
A	26.9%
BBB	11.3%
BB	4.8%
B	0.4%
CCC	0.1%
D	0.1%
A-1+	0.3%
SP-1+	0.4%
SP-1	0.1%
Pre-refunded	1.0%
Not Rated	10.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000069626
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Advisor Class
Trading Symbol	ALNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within water and sewer and senior living contributed, while selection within toll roads and private higher education detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps and credit default swaps, which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,327	$10,318
05/16	$10,962	$10,924
05/17	$11,099	$11,083
05/18	$11,233	$11,207
05/19	$11,835	$11,925
05/20	$11,785	$12,399
05/21	$12,893	$12,986
05/22	$12,112	$12,104
05/23	$12,038	$12,163
05/24	$12,433	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	3.28%	0.94%	2.20%
Advisor Class (with sales charge)	3.28%	0.94%	2.20%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 491,328,347	$ 491,328,347
Holdings Count | Holding	222	222
Advisory Fees Paid, Amount	$ 1,926,992
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$491,328,347
# of Portfolio Holdings	222
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,926,992

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.7%
AA	30.7%
A	20.6%
BBB	26.7%
BB	4.6%
B	1.8%
CCC	0.6%
CC	0.5%
A-1+	0.3%
Pre-refunded	2.7%
Not Rated	5.8%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028631
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Class A
Trading Symbol	ALNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within water and sewer and senior living contributed, while selection within toll roads and private higher education detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps and credit default swaps, which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
05/14	$9,698	$10,000
05/15	$9,977	$10,318
05/16	$10,575	$10,924
05/17	$10,681	$11,083
05/18	$10,782	$11,207
05/19	$11,335	$11,925
05/20	$11,257	$12,399
05/21	$12,285	$12,986
05/22	$11,511	$12,104
05/23	$11,413	$12,163
05/24	$11,757	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charge)	3.02%	0.69%	1.94%
Class A (with sales charge)	-0.04%	0.08%	1.63%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 491,328,347	$ 491,328,347
Holdings Count | Holding	222	222
Advisory Fees Paid, Amount	$ 1,926,992
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$491,328,347
# of Portfolio Holdings	222
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,926,992

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.7%
AA	30.7%
A	20.6%
BBB	26.7%
BB	4.6%
B	1.8%
CCC	0.6%
CC	0.5%
A-1+	0.3%
Pre-refunded	2.7%
Not Rated	5.8%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028633
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Class C
Trading Symbol	ANYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANYCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANYCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within water and sewer and senior living contributed, while selection within toll roads and private higher education detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps and credit default swaps, which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,225	$10,318
05/16	$10,757	$10,924
05/17	$10,784	$11,083
05/18	$10,794	$11,207
05/19	$11,270	$11,925
05/20	$11,102	$12,399
05/21	$12,026	$12,986
05/22	$11,195	$12,104
05/23	$11,016	$12,163
05/24	$11,251	$12,488

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charge)	2.13%	- 0.07%	1.19%
Class C (with sales charge)	1.13%	-0.07%	1.19%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 491,328,347	$ 491,328,347
Holdings Count | Holding	222	222
Advisory Fees Paid, Amount	$ 1,926,992
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$491,328,347
# of Portfolio Holdings	222
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,926,992

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.7%
AA	30.7%
A	20.6%
BBB	26.7%
BB	4.6%
B	1.8%
CCC	0.6%
CC	0.5%
A-1+	0.3%
Pre-refunded	2.7%
Not Rated	5.8%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]